UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21493______

_______BlackRock Strategic Dividend Achievers Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Strategic Dividend Achievers Trust

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2005

BlackRock Strategic Dividend Achievers Trust (BDT)

Shares	Description	Value

	COMMON STOCKS—99.4%
	Automotive—2.2%
213,900	Genuine Parts Co.	$ 9,054,387

	Basic Materials—2.3%
36,273	Quaker Chemical Corp.	830,652
256,700	RPM International, Inc.	4,525,621
155,300	Sonoco Products Co.	4,031,588

		9,387,861

	Consumer Products—12.5%
118,900	Avery Dennison Corp.	7,144,701
225,300	McCormick & Co., Inc.	8,374,401
169,287	Meridian Bioscience, Inc. (The)	2,520,683
199,700	Sherwin-Williams Co. (The)	8,627,040
86,000	Stanley Works (The)	4,090,160
252,000	Supervalu, Inc.	7,965,720
72,200	Universal Corp.	3,412,172
159,900	VF Corp.	8,498,685

		50,633,562

	Energy—16.8%
79,500	American States Water Co.	2,063,025
174,200	Atmos Energy	4,825,340
59,600	Black Hills Corp.	1,775,484
66,000	California Water Service Group	2,142,360
98,800	Cleco Corp.	1,949,324
158,600	MDU Resources Group, Inc.	4,240,964
62,200	MGE Energy, Inc.	2,233,602
179,400	National Fuel Gas Co.	5,059,080
132,100	Nicor, Inc.	4,877,132
71,500	Otter Tail Corp.	1,787,500
109,500	Peoples Energy Corp.	4,689,885
222,200	Piedmont Natural Gas Co.	5,161,706
191,700	Pinnacle West Capital Corp.	7,993,890
113,500	UGI Corp.	4,729,545
182,200	Vectren Corp.	5,030,542
149,000	WGL Holdings, Inc.	4,523,640
92,600	WPS Resources Corp.	4,731,860

		67,814,879

	Financial Institutions—45.6%
115,900	Arthur J. Gallagher & Co.	3,436,435
201,615	Associated Banc Corp.	6,659,343
180,473	Bancorpsouth, Inc.	3,934,311
86,000	Bank of Hawaii Corp.	4,120,260
55,679	Chemical Financial Corp.	2,065,691
181,755	Cincinnati Financial Corp.	8,019,031
114,100	Citizens Banking Corp.	3,566,766
92,100	Community Bank System, Inc.	2,196,585
32,340	Community Trust Bancorp, Inc.	997,398
181,100	Compass Bancshares, Inc.	8,480,913
90,400	Corus Bankshares, Inc.	4,538,080
190,600	Fidelity National Financial, Inc.	8,352,092
84,400	First Charter Corp.	1,936,980
124,400	First Commonwealth Financial Corp.	1,785,140
32,173	First Financial Corp.	1,018,275
61,000	First Financial Holdings, Inc.	1,783,640
46,200	First Indiana Corp.	1,086,162
37,800	First Merchants Corp.	979,398
174,400	FirstMerit Corp.	4,621,600
94,300	FNB Corp.	1,865,254
70,625	Glacier Bancorp, Inc.	2,250,819
100,900	Harleysville Group, Inc.	2,179,440
76,650	Harleysville National Corp.	1,942,311
305,700	Hibernia Corp.	8,046,024

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BlackRock Strategic Dividend Achievers Trust (BDT) (continued)

Shares	Description	Value

	Financial Institutions—(continued)
97,000	Hudson United Bancorp	$ 3,565,720
131,600	Jefferson-Pilot Corp.	6,566,840
86,400	Mercantile Bankshares Corp.	4,374,432
73,600	Mercury General Corp.	4,187,840
79,875	National Penn Bancshares, Inc.	2,066,366
171,045	Old National Bancorp.	3,723,650
302,900	Old Republic International Corp.	7,027,280
16,905	Park National Corp.	2,050,238
128,700	People's Bank	4,765,761
323,000	Popular, Inc.	8,617,640
148,940	Republic Bancorp, Inc.	2,125,374
59,800	S&T Bancorp, Inc.	2,204,228
36,416	Sterling Financial Corp.	1,010,544
129,336	Suntrust Bank, Inc.	9,314,779
78,900	Susquehanna Bancshares, Inc.	1,948,041
93,000	SWS Group, Inc.	1,889,760
311,700	Synovus Financial Corp.	8,456,421
150,000	TCF Financial Corp.	4,216,500
117,400	United Bankshares, Inc.	4,003,340
135,135	Valley National Bancorp	3,486,483
147,100	Washington Federal, Inc.	3,831,955
68,400	WesBanco, Inc.	1,926,144
84,000	Whitney Holding Corp.	3,828,720
98,600	Wilmington Trust Corp.	3,428,322

		184,478,326

	Industrials—9.9%
46,300	Bandag, Inc.	2,240,920
96,000	Federal Signal Corp.	1,586,880
295,600	Leggett & Platt, Inc.	8,424,600
54,900	McGrath Rentcorp	2,358,504
256,600	RR Donnelley & Sons Co.	8,583,270
607,500	ServiceMaster Co.	7,830,675
157,800	Vulcan Materials Co.	8,912,544

		39,937,393

	Health Care—0.6%
48,600	Mine Safety Appliances Co.	2,379,456

	Real Estate—9.5%
61,800	Camden Property Trust (REIT)	2,800,158
168,900	Commercial Net Lease Realty (REIT)	3,166,875
80,500	Eastgroup Properties (REIT)	2,913,295
76,700	Federal Realty Investment Trust (REIT)	3,618,706
67,800	General Growth Properties, Inc. (REIT)	2,154,006
97,300	Health Care Property Investors, Inc. (REIT)	2,525,908
63,600	Healthcare Realty Trust (REIT)	2,319,492
65,600	Kimco Realty Corp. (REIT)	3,475,488
122,800	Tanger Factory Outlet Centers (REIT)	2,898,080
143,900	United Dominion Realty Trust, Inc. (REIT)	3,197,458
105,100	Universal Health Realty (REIT)	3,167,714
81,400	Washington Real Estate Investment Trust (REIT)	2,464,792
96,650	Weingarten Realty Investors (REIT)	3,455,238

		38,157,210

	Total Common Stocks (cost $371,881,999)	401,843,074

	Money Market Fund—0.6%
2,487,026	Fidelity Institutional Money Market Prime Portfolio (cost $2,487,026)	2,487,026

	Total Investments—100.0% (cost $374,369,025)	$404,330,100
	Liabilities in excess of other assets—(0.0%)	(83,042)

	Net Assets—100.0%	$404,247,058

	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

REIT   —   Real Estate Investment Trust

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Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Strategic Dividend Achievers Trust___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005